Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Equity [abstract]
Non-current portion of non-current borrowings	[2]	€ 4,939	[1]	€ 3,427	[1]	€ 4,044
Current borrowings and current portion of non-current borrowings	[2]	508	[1]	1,394	[1]	672
Total borrowings	[2]	5,447		4,821		4,715
Cash and cash equivalents	[3]	1,425	[2]	1,688	[2]	1,939	[2]	€ 2,334
Net debt, total	[2]	4,022		3,132		2,776
Equity attributable to owners of parent	[2]	12,597		12,088		11,999
Non-controlling interests	[2]	28		29		24
Group equity		€ 12,625	[2]	€ 12,117	[2]	€ 12,023	[2]	€ 13,453
Net debt and group equity ratio	[2]	24:76		21:79		19:81

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items